Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Debt consisted of the following at December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
PNC Facility	$81,250	$81,250
Total	81,250	81,250
Unamortized debt issuance costs	(609)	(949)
Total debt	$80,641	$80,301